CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TOTAL REVENUES	$ 31,272	$ 8,771	$ 22,904
RESEARCH AND DEVELOPMENT EXPENSES	20,381	27,913	40,578
GENERAL AND ADMINISTRATIVE EXPENSES	8,451	11,091	8,276
OTHER INCOME, net	524	0	0
TOTAL OPERATING INCOME (LOSS)	2,964	(30,233)	(25,950)
FINANCIAL INCOME, net	257	943	1,374
INCOME (LOSS) BEFORE INCOME TAXES	3,221	(29,290)	(24,576)
INCOME TAXES	0	0	(33)
NET INCOME (LOSS) FOR THE YEAR	$ 3,221	$ (29,290)	$ (24,609)
BASIC INCOME (LOSS) PER ORDINARY SHARE	$ 0.14	$ (1.30)	$ (1.26)
DILUTED INCOME (LOSS) PER ORDINARY SHARE	$ 0.14	$ (1.30)	$ (1.26)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED INCOME (LOSS) PER SHARE:
BASIC	23,063,493	22,574,688	19,534,562
DILUTED	23,566,182	22,574,688	19,534,562
COLLABORATION REVENUES
TOTAL REVENUES	$ 23,772	$ 8,771	$ 22,904
LICENSE REVENUES
TOTAL REVENUES	$ 7,500	$ 0	$ 0